Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Derivative Liability	$ 1,175,000	$ 940,000	$ 2,350,000
Gain on Change In Fair Value Of The Derivative Warrants	$ 235,000	$ 1,410,000	$ 11,640,000